Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2025
Fidelity Intermediate Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.40%
Past 5 years	(0.71%)
Past 10 years	0.96%
Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.88%)
Past 5 years	(1.62%)
Past 10 years	0.02%
Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.39%
Past 5 years	(0.84%)
Past 10 years	0.39%
LB143
Average Annual Return:
Past 1 year	0.22%
Past 5 years	(0.70%)
Past 10 years	1.01%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%